RELATED-PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
RELATED-PARTY BALANCES AND TRANSACTIONS

24.	RELATED-PARTY BALANCES AND TRANSACTIONS

24.a)	Transactions with Holding Companies

Vicunha Aços S.A. is the Company's controlling shareholder, with a 41.66% interest in its voting capital. It is also part of the Company's control, Rio Iaco Participações S.A. with 3.45%.

The corporate structure of Vicunha Aços S.A. is as follows:

(a)	Vicunha Steel S.A. – holds 100% interest in Vicunha Aços S.A.
(b)	Rio Purus Participações S.A. – holds 100% interest in Vicunha Steel S.A.

24.b)	Transactions with Subsidiaries, Joint-Ventures, Affiliates, Exclusive Funds and other Related Parties

•	Consolidated

		Consolidated
		12/31/2025				12/31/2024
		Associates	Joint-ventures and Joint Operation	Other related parties	Total	Associates	Joint-ventures and Joint Operation	Other related parties	Total
Assets
Current Assets
Cash and cash equivalents(1)				1,979,060	1,979,060			912,533	912,533
Financial investments								860,591	860,591
Trade receivables	6	73,045	24,254		97,299	88,750	3,230	191	92,171
Dividends receivable	9	19,477	2,187	54,362	76,026		127,386	74,050	201,436
Borrowings	9		4,147		4,147		5,315		5,315
Other receivables	9		2	1,829	1,831		2	1,829	1,831
		92,522	30,590	2,035,251	2,158,363	88,750	135,933	1,849,194	2,073,877
Non-current Assets
Financial investments								142,423	142,423
Borrowings	9	6,024	2,131,858		2,137,882	3,789	1,899,239		1,903,028
Actuarial liabilities	9			53,328	53,328			47,708	47,708
Other receivables	9						1,792,579		1,792,579
		6,024	2,131,858	53,328	2,191,210	3,789	3,691,818	190,131	3,885,738
		98,546	2,162,448	2,088,579	4,349,573	92,539	3,827,751	2,039,325	5,959,615
Liabilities
Current Liabilities
Trade payables		19,493	171,345	864	191,702	13,676	217,289	184,892	415,857
Accounts payable	19		24,400	92,892	117,292	23,245	22,571	140,991	186,807
Provision for consumption	19		25,841		25,841
		19,493	221,586	93,756	334,835	36,921	239,860	325,883	602,664
Non-current Liabilities
Accounts payable	19						20,850		20,850
							20,850		20,850
		19,493	221,586	93,756	334,835	36,921	260,710	325,883	623,514

		Consolidated
		12/31/2025				12/31/2024
		Associates	Joint-ventures and Joint Operation	Other related parties	Total	Associates	Joint-ventures and Joint Operation	Other related parties	Total
P & L
Sales		2,144,285	49,231	79	2,193,595	2,357,816	21,362	903	2,380,081
Cost and expenses			(2,117,736)	(334,768)	(2,452,504)	(179,022)	(2,190,343)	(227,090)	(2,596,455)
Financial income (expenses)
Interest	30	2,235	220,698	83,874	306,807	2,508	155,291	38,588	196,387
Exchange rate variations andmonetary, net				24,040	24,040			141,190	141,190
Financial investments (2)				(191,986)	(191,986)			(632,612)	(632,612)
Dividends receivable								42,347	42,347
Other income and expenses		(219,635)	1,796	5,687	(212,152)
		1,926,885	(1,846,011)	(413,074)	(332,200)	2,181,302	(2,013,690)	(636,674)	(469,062)
(1)	For better presentation, certain amounts have been reclassified. The balance of ‘Cash and cash equivalents’, previously presented together with ‘Financial investments’, is presented separately in 2025.
(2)	Following the disposal of the shares of Usiminas, which reduced the Company’s interest to 4.99% in both common and preferred shares, Usiminas is no longer considered a related party of the Group. Accordingly, the balance presented relates exclusively to the period in which Usiminas was classified as a related party.

Consolidated Information:

Receivables: Refers mainly to sales transactions of steel products from the Company to related parties.

Loans (Assets):

Long term: At the Consolidated, these amounts refer mainly to loan agreements with Transnordestina Logística S.A. in the amount of R$2,098,532 (R$1,829,939 as of December 31, 2024), at an average rate of 125% to 130% of the CDI.

24.c)	Other Unconsolidated Related Parties

•	CBS Previdência

The Company is its main sponsor, being a non-profit civil society established in July 1960 and whose main objective is the payment of benefits complementary to those of official social security for participants. As a sponsor, it maintains transactions of contribution payments and recognition of actuarial liability calculated in defined benefit plans.

•	Banco Fibra

The Banco Fibra is under the same control structure of Vicunha Aços S.A., direct controller of the Company, and financial transactions with this bank primarily involve current account movements and fixed income financial investments.

•	Fundação CSN

The Company develops socially responsible policies concentrated today in the CSN Foundation, of which it is the founder. Transactions between the parties are related to operational and financial support for the Foundation to conduct social projects developed mainly in the locations where it operates.

•	Igarapava Hydroelectric Power Plant Consortium

The Company participates in the Igarapava Hydroelectric Power Plant Consortium, located on the Rio Grande do Sul, between the municipalities of Igarapava and Rifaina in São Paulo, Conquista and Sacramento in Minas Gerais.

•	Related Parties under the control of a member of the Company's Management

These are companies under the control of a member of Management whose transactions with the Company were:

•	Vicunha Imóveis Ltda
•	Vicunha Serviços Ltda
•	Ibis Participações e Serviços Ltda

24.d)	Key Management Personnel

The key management personnel with authority and responsibility for planning, directing, and controlling the Company’s activities include members of the Board of Directors and statutory officers. The following is information on the compensation of such personnel and the related balances as of December 31, 2025, 2024 and 2023:

	12/31/2025	12/31/2024	12/31/2023
	P&L
Short-term benefits for employees and officers	77,885	71,248	62,478
Post-employment benefits	840	814	450
	78,725	72,062	62,928

24.e)	Guarantees

The Company is liable for guarantees of its subsidiaries and jointly controlled entities as follows:

	Currency	Maturities	Borrowings		Tax foreclosure		Others		Total
			12/31/2025	12/31/2024	12/31/2025	12/31/2024	12/31/2025	12/31/2024	12/31/2025	12/31/2024
Transnordestina Logísitca	R$	Up to 09/19/2056 and Indefinite	3,251,444	3,966,722	10,869	10,717	4,972	4,828	3,267,285	3,982,267
Subsidiaries	R$	Up to 01/10/2028 and Indefinite	368,590	2,079,693			600	1,920	369,190	2,081,613
Total in R$			3,620,034	6,046,415	10,869	10,717	5,572	6,748	3,636,475	6,063,880

CSN Inova Ventures	US$	01/28/2028	1,300,000	1,300,000					1,300,000	1,300,000
CSN Resources	US$	Up to 04/08/2032	2,233,000	2,230,000					2,233,000	2,230,000
Total in US$			3,533,000	3,530,000					3,533,000	3,530,000
Lusosider Aços Planos	€	Indefinite					75,000	75,000	75,000	75,000
Total em €							75,000	75,000	75,000	75,000
Total in R$			19,279,934	21,858,819			481,725	482,723	19,761,659	22,341,542
			22,899,968	27,905,234	10,869	10,717	487,297	489,471	23,398,134	28,405,422

Accounting Policy

Transactions with related parties were carried out by the Company on terms equivalent to those prevailing in market transactions, observing the price and the usual market conditions. Therefore, these transactions are in conditions that are no less favorable for the Company than those negotiated with third parties.

Transactions between the related parties are eliminated and adjusted to ensure consistency with the practices adopted by The Company.

The Company’s related parties are subsidiaries, joint ventures, affiliates, shareholders and their related companies and the key personnel of the Company’s management.